Finance income and expense (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of finance income

	2025 £’000	2024 £’000	2023 £’000
Finance income
Interest received on bank deposits	83	166	73
Other interest receivable	6	1	10
Gain on equity settled derivative financial liability	2,296	3,218	487
Total finance income	2,385	3,385	570

	2025 £’000	2024 £’000	2023 £’000
Finance expense
Interest expense on lease liabilities	10	19	28
Interest expense on deferred consideration	159	144	–
Other loans	60	2	13
Total finance expense	229	165	41